Income Taxes - Consolidated Income Tax Provision (Benefit) From Continuing Operations (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss before taxes
Domestic					$ (108,719,057)	$ (88,529,365)	$ (280,248,240)
Foreign					(2,621,352)	(1,905,203)	(16,013,806)
Loss before income tax benefit	(25,503,127)	(23,995,506)	(57,719,035)	(92,949,278)	(111,340,409)	(90,434,568)	(296,262,046)
Deferred income tax expense (benefit)
Federal
State
Foreign							(1,123,107)
Deferred income tax benefit							$ (1,123,107)